SCHEDULE OF ASSETS HELD FOR SALE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Current Assets Held for Sale		$ 214,709
less: impairment charge		(203,973)
Net carrying amount		$ 10,736